UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Balanced Fund
	Shares	Value ($)
Common Stocks 54.3%
Consumer Discretionary 5.0%
Auto Components 0.8%
Autoliv, Inc.	30,910	2,045,006
BorgWarner, Inc.*	38,444	3,060,911
Continental AG*	11,300	1,128,063
Minth Group Ltd.	347,005	556,619
Nippon Seiki Co., Ltd.	30,649	363,153
TRW Automotive Holdings Corp.*	38,016	1,918,667

		9,072,419
Automobiles 0.1%
Honda Motor Co., Ltd.	29,181	1,165,297
Distributors 0.2%
Genuine Parts Co.	45,026	2,393,582
Li & Fung Ltd.	224,000	373,756

		2,767,338
Diversified Consumer Services 0.3%
H&R Block, Inc.	215,587	3,225,182
Hotels Restaurants & Leisure 1.2%
Bwin.Party Digital Entertainment PLC*	59,992	132,332
Carnival Corp. (Units)	86,801	2,890,473
Darden Restaurants, Inc.	59,175	3,006,090
Domino's Pizza UK & IRL PLC	53,437	438,997
Dunkin' Brands Group, Inc.*	1,957	56,616
McDonald's Corp.	28,135	2,433,115
Paddy Power PLC	10,616	517,596
REXLot Holdings Ltd.	4,612,055	372,275
Starwood Hotels & Resorts Worldwide, Inc.	65,438	3,596,473
Trump Entertainment Resorts, Inc.*	8	146

		13,444,113
Household Durables 0.1%
Hajime Construction Co., Ltd.	12,571	394,678
Jarden Corp.	8,241	255,389

		650,067
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.	23,014	770,265
Media 0.1%
Aegis Group PLC	92,186	232,631
Charm Communications, Inc. (ADR)*	23,079	265,870
Dex One Corp.*	819	1,654
JC Decaux SA*	13,583	373,669
Postmedia Network Canada Corp.*	1,476	21,059
SuperMedia, Inc.*	154	562

		895,445
Multiline Retail 0.3%
Dollar General Corp.*	40,337	1,269,002
Nordstrom, Inc.	48,109	2,413,147

		3,682,149
Personal Products 0.0%
Vertis Holdings, Inc.*	345	6,120
Specialty Retail 1.2%
Advance Auto Parts, Inc.	6,260	344,112
Aeropostale, Inc.*	15,523	261,562
AutoZone, Inc.*	4,837	1,380,722
Bed Bath & Beyond, Inc.*	40,549	2,371,711
Best Buy Co., Inc.	42,476	1,172,338
Dick's Sporting Goods, Inc.*	68,768	2,544,416
Guess?, Inc.	8,808	335,761
hhgregg, Inc.* (a)	14,448	178,144
L'Occitane International SA*	133,758	367,640
Limited Brands, Inc.	108,554	4,109,854
Urban Outfitters, Inc.*	11,518	374,796

		13,441,056
Textiles, Apparel & Luxury Goods 0.6%
Burberry Group PLC	15,504	378,086
Deckers Outdoor Corp.*	7,359	730,381
Luxottica Group SpA	17,300	548,954
NIKE, Inc. "B"	50,394	4,543,019

		6,200,440
Consumer Staples 5.3%
Beverages 1.1%
Anheuser-Busch InBev NV	2,700	155,615
C&C Group PLC	109,687	557,404
Carlsberg AS "B"	9,571	941,121
Central European Distribution Corp.*	7,125	68,970
Foster's Group Ltd.	76,000	421,342
Heineken NV	54,300	3,209,101
PepsiCo, Inc.	110,588	7,082,056
Treasury Wine Estates Ltd.*	25,333	95,544

		12,531,153
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	43,105	3,372,966
CVS Caremark Corp.	115,248	4,189,265
Kroger Co.	100,694	2,504,260
Tesco PLC	87,200	546,695
Wal-Mart Stores, Inc.	95,790	5,049,091
Walgreen Co.	60,541	2,363,521
Wesfarmers Ltd.	15,681	504,412
Whole Foods Market, Inc.	18,628	1,242,488
William Morrison Supermarkets PLC	29,700	141,206
Woolworths Ltd.	39,000	1,153,282

		21,067,186
Food Products 1.5%
Diamond Foods, Inc. (a)	9,993	715,399
General Mills, Inc.	57,820	2,159,577
Golden Agri-Resources Ltd.	1,470,000	890,562
Green Mountain Coffee Roasters, Inc.*	5,223	542,931
Kellogg Co.	122,171	6,814,698
Mead Johnson Nutrition Co.	35,425	2,528,282
Sara Lee Corp.	122,791	2,346,536
SunOpta, Inc.*	66,983	394,530

		16,392,515
Personal Products 0.1%
Beiersdorf AG	8,800	567,582
Tobacco 0.7%
Altria Group, Inc.	175,309	4,610,627
Philip Morris International, Inc.	44,685	3,180,231

		7,790,858
Energy 6.9%
Energy Equipment & Services 2.2%
AMEC PLC	28,641	492,965
Complete Production Services, Inc.*	11,829	459,911
Dresser-Rand Group, Inc.*	7,791	416,195
Halliburton Co.	48,814	2,671,590
John Wood Group PLC	31,430	342,511
Lamprell PLC	65,112	409,300
National Oilwell Varco, Inc.	51,098	4,116,966
Noble Corp.	88,416	3,259,898
Oil States International, Inc.*	26,521	2,140,245
ProSafe SE	32,688	242,531
SBM Offshore NV	22,781	546,968
Schlumberger Ltd.	60,835	5,497,659
Seadrill Ltd.	16,100	559,760
Technip SA	10,201	1,111,907
Tecnicas Reunidas SA	4,043	177,141
Transocean Ltd.	38,436	2,366,120

		24,811,667
Oil, Gas & Consumable Fuels 4.7%
Anadarko Petroleum Corp.	46,927	3,874,293
Approach Resources, Inc.*	9,542	247,710
BP PLC	466,800	3,509,086
Canadian Natural Resources Ltd.	89,449	3,603,900
Chevron Corp.	45,517	4,734,678
Cloud Peak Energy, Inc.*	12,410	276,743
ConocoPhillips	43,061	3,099,961
EOG Resources, Inc.	36,180	3,690,360
Exxon Mobil Corp.	31,162	2,486,416
Inpex Corp.	155	1,203,145
Marathon Oil Corp.	143,662	4,449,212
Marathon Petroleum Corp.	53,259	2,332,212
Nexen, Inc.	114,738	2,673,396
Northern Oil & Gas, Inc.* (a)	11,267	249,451
Occidental Petroleum Corp.	79,432	7,798,634
Origin Energy Ltd.	32,000	515,716
Plains Exploration & Production Co.*	50,207	1,958,575
Royal Dutch Shell PLC "B"	29,500	1,077,312
Suncor Energy, Inc.	111,060	4,244,713
Ultra Petroleum Corp.*	4,905	229,652

		52,255,165
Financials 6.4%
Capital Markets 0.8%
Affiliated Managers Group, Inc.*	2,711	282,839
Ameriprise Financial, Inc.	26,717	1,445,390
Ashmore Group PLC	97,928	646,304
Charles Schwab Corp.	106,977	1,597,167
ICAP PLC	29,194	213,587
Jefferies Group, Inc.	16,344	309,065
Lazard Ltd. "A"	6,136	206,170
Partners Group Holding AG	2,565	487,887
T. Rowe Price Group, Inc. (a)	66,052	3,751,753
UOB-Kay Hian Holdings Ltd.	171,939	238,746
Waddell & Reed Financial, Inc. "A"	7,962	292,205

		9,471,113
Commercial Banks 1.2%
Australia & New Zealand Banking Group Ltd.	21,875	499,723
BOC Hong Kong (Holdings) Ltd.	908,000	2,720,596
Dah Sing Banking Group Ltd.	153,471	204,997
DGB Financial Group, Inc.*	25,155	398,453
DnB NOR ASA	70,000	1,016,179
Kiatnakin Bank PCL (Foreign Registered)	219,505	253,912
Lloyds Banking Group PLC*	115,000	81,419
National Australia Bank Ltd.	95,365	2,509,914
Prosperity Bancshares, Inc.	8,412	349,350
Resona Holdings, Inc.	105,000	520,175
Societe Generale	84,496	4,169,051
Zions Bancorp.	12,005	262,909

		12,986,678
Consumer Finance 0.2%
Discover Financial Services	93,536	2,395,457
Diversified Financial Services 0.4%
ING Groep NV (CVA)*	85,934	919,331
JPMorgan Chase & Co.	86,918	3,515,833

		4,435,164
Insurance 3.2%
Allianz SE (Registered)	29,920	3,912,423
Assurant, Inc.	86,962	3,097,586
AXA SA	186,003	3,468,548
Fidelity National Financial, Inc. "A"	170,100	2,772,630
HCC Insurance Holdings, Inc.	83,952	2,529,474
Lincoln National Corp.	153,659	4,071,964
MetLife, Inc.	57,938	2,387,625
Old Mutual PLC	246,691	510,587
PartnerRe Ltd.	58,353	3,899,147
Prudential Financial, Inc.	66,716	3,914,895
Transatlantic Holdings, Inc.	48,029	2,459,565
Zurich Financial Services AG*	13,020	3,089,929

		36,114,373
Real Estate Investment Trusts 0.3%
CapitaMall Trust (REIT)	1,340,000	2,094,875
Klepierre (REIT)	13,900	519,040
Westfield Group (REIT) (Units)	58,000	506,582

		3,120,497
Real Estate Management & Development 0.3%
K Wah International Holdings Ltd.	1,029,343	359,906
Mitsubishi Estate Co., Ltd.	65,000	1,167,145
Mitsui Fudosan Co., Ltd.	65,000	1,238,380
Sumitomo Realty & Development Co., Ltd.	17,000	420,243

		3,185,674
Health Care 6.8%
Biotechnology 1.1%
Celgene Corp.*	84,093	4,986,715
Gilead Sciences, Inc.*	143,275	6,069,129
Metabolix, Inc.* (a)	7,248	49,504
Onyx Pharmaceuticals, Inc.*	6,508	214,634
Pharmasset, Inc.*	4,737	574,977

		11,894,959
Health Care Equipment & Supplies 1.5%
Accuray, Inc.*	36,143	249,387
Baxter International, Inc.	82,456	4,796,465
Becton, Dickinson & Co.	37,610	3,144,572
CareFusion Corp.*	66,495	1,754,803
CONMED Corp.*	8,651	224,926
Edwards Lifesciences Corp.*	21,099	1,505,414
Kinetic Concepts, Inc.*	5,191	347,486
Merit Medical Systems, Inc.*	13,927	218,236
NxStage Medical, Inc.*	19,245	354,108
Sirona Dental Systems, Inc.*	6,117	309,398
St. Jude Medical, Inc.	51,799	2,408,653
Terumo Corp.	21,820	1,229,228
Thoratec Corp.* (a)	16,824	566,801

		17,109,477
Health Care Providers & Services 1.9%
Aetna, Inc.	56,696	2,352,317
Centene Corp.*	14,858	487,491
Express Scripts, Inc.*	89,921	4,879,113
Fleury SA	31,411	431,411
Fresenius Medical Care AG & Co. KGaA	19,450	1,491,810
Healthspring, Inc.*	6,868	281,863
Humana, Inc.	31,375	2,339,948
McKesson Corp.	100,818	8,178,356
WellPoint, Inc.	16,000	1,080,800

		21,523,109
Health Care Technology 0.1%
SXC Health Solutions Corp.*	10,200	643,926
Life Sciences Tools & Services 0.2%
Life Technologies Corp.*	8,724	392,842
Thermo Fisher Scientific, Inc.*	39,094	2,349,158

		2,742,000
Pharmaceuticals 2.0%
Eisai Co., Ltd.	32,000	1,300,102
Flamel Technologies SA (ADR)*	43,060	210,133
GlaxoSmithKline PLC	262,400	5,855,284
Merck & Co., Inc.	124,070	4,234,509
Merck KGaA	5,400	577,113
Novo Nordisk AS "B"	35,524	4,349,889
Pacira Pharmaceuticals. Inc.*	33,072	331,381
Questcor Pharmaceuticals, Inc.*	26,252	815,125
Teva Pharmaceutical Industries Ltd. (ADR)	86,004	4,011,227
VIVUS, Inc.* (a)	26,875	220,644

		21,905,407
Industrials 6.8%
Aerospace & Defense 1.9%
BAE Systems PLC	63,000	312,605
BE Aerospace, Inc.*	12,703	505,579
European Aeronautic Defence & Space Co.	99,000	3,419,778
Northrop Grumman Corp.	48,801	2,952,949
Raytheon Co.	72,464	3,241,315
TransDigm Group, Inc.*	28,943	2,606,896
United Technologies Corp.	99,708	8,259,811

		21,298,933
Airlines 0.1%
Cebu Air, Inc.	122,106	243,925
Ryanair Holdings PLC (ADR)	12,026	326,987

		570,912
Building Products 0.3%
Compagnie de Saint-Gobain	49,300	2,838,782
Congoleum Corp.*	572,000	0
Daikin Industries Ltd.	2,900	103,016

		2,941,798
Commercial Services & Supplies 0.3%
Babcock International Group PLC	51,605	568,822
Quad Graphics, Inc.	177	5,958
Serco Group PLC	34,334	303,102
Stericycle, Inc.*	28,827	2,367,273

		3,245,155
Construction & Engineering 0.1%
Aecom Technology Corp.*	13,211	326,840
Chicago Bridge & Iron Co. NV	14,397	593,876
Shui On Construction & Materials Ltd.	186,297	243,521
Yongnam Holdings Ltd.	1,094,097	249,364

		1,413,601
Electrical Equipment 0.8%
AMETEK, Inc.	83,811	3,561,967
Mitsubishi Electric Corp.	110,800	1,308,333
Prysmian SpA	12,740	235,223
Roper Industries, Inc.	40,689	3,321,443
Schneider Electric SA	6,516	938,989

		9,365,955
Machinery 1.9%
Altra Holdings, Inc.*	14,764	328,351
Amtek Engineering Ltd.*	438,114	345,319
Andritz AG	4,192	405,402
Austal Ltd.	92,731	300,290
Charter International PLC	18,817	244,719
Dover Corp.	106,609	6,446,646
EVA Precision Industrial Holdings Ltd.	1,658,320	626,198
Joy Global, Inc.	2,606	244,756
Meritor, Inc.*	90,149	1,217,011
Nabtesco Corp.	22,400	566,987
Navistar International Corp.*	47,603	2,442,510
Parker Hannifin Corp.	60,314	4,766,012
Rational AG	1,736	470,867
Rotork PLC	12,991	336,362
SMC Corp.	800	147,239
SPX Corp.	29,231	2,199,340

		21,088,009
Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	166,000	544,870
Mitsui O.S.K Lines Ltd.	119,188	626,245

		1,171,115
Professional Services 0.0%
Brunel International NV	7,187	299,871
Road & Rail 0.4%
Norfolk Southern Corp.	61,271	4,638,215
Trading Companies & Distributors 0.8%
JFE Shoji Holdings, Inc.	63,439	317,655
MISUMI Group, Inc.	21,083	588,859
Mitsubishi Corp.	280,537	7,530,029
Sumikin Bussan Corp.	124,633	312,098

		8,748,641
Transportation Infrastructure 0.1%
Koninklijke Vopak NV	9,500	472,928
Information Technology 9.7%
Communications Equipment 1.3%
Brocade Communications Systems, Inc.*	284,092	1,556,824
Cisco Systems, Inc.	199,611	3,187,788
Harris Corp.	6,679	266,292
Nokia Oyj	62,000	358,777
QUALCOMM, Inc.	133,003	7,285,904
Riverbed Technology, Inc.*	40,744	1,166,501
Sycamore Networks, Inc.	9,108	179,427

		14,001,513
Computers & Peripherals 2.3%
Apple, Inc.*	39,197	15,305,645
EMC Corp.* (a)	262,215	6,838,567
Hewlett-Packard Co.	85,825	3,017,607

		25,161,819
Electronic Equipment, Instruments & Components 0.2%
Cognex Corp.	10,067	341,775
E Ink Holdings, Inc.	218,569	453,970
Itron, Inc.*	8,064	347,075
Kingboard Chemical Holdings Ltd.	77,484	367,820
Nippon Electric Glass Co., Ltd.	38,000	480,972
Star Micronics Co., Ltd.	22,446	254,263
Venture Corp., Ltd.	26,753	174,806

		2,420,681
Internet Software & Services 0.4%
Google, Inc. "A"*	4,959	2,993,699
Internet Initiative Japan, Inc.	86	343,331
NIC, Inc.	20,476	261,479
United Internet AG (Registered)	22,442	454,917

		4,053,426
IT Services 1.0%
Accenture PLC "A"	63,095	3,731,438
Cap Gemini	18,800	922,513
Cardtronics, Inc.*	20,579	472,906
Digital Garage, Inc.*	68	227,702
International Business Machines Corp.	18,665	3,394,230
VeriFone Systems, Inc.* (a)	73,232	2,883,144

		11,631,933
Semiconductors & Semiconductor Equipment 1.1%
ARM Holdings PLC	52,214	500,659
EZchip Semiconductor Ltd.*	7,046	217,651
FSI International, Inc.*	55,043	155,772
Intel Corp.	389,047	8,687,419
Lam Research Corp.*	4,367	178,523
Skyworks Solutions, Inc.*	108,315	2,741,453

		12,481,477
Software 3.4%
Check Point Software Technologies Ltd.*	45,935	2,648,153
Concur Technologies, Inc.*	25,939	1,178,668
Dassault Systemes SA	72,000	6,333,623
Microsoft Corp.	363,665	9,964,421
NetQin Mobile, Inc. (ADR)*	10,705	82,643
Oracle Corp.	243,367	7,442,163
Rovi Corp.*	6,438	341,021
SAP AG	118,883	7,451,502
Solera Holdings, Inc.	43,905	2,453,411
TiVo, Inc.*	21,812	205,033
VanceInfo Technologies, Inc. (ADR)* (a)	12,176	246,320

		38,346,958
Materials 2.8%
Chemicals 1.6%
Air Products & Chemicals, Inc.	50,754	4,503,402
Huntsman Corp.	260,448	4,974,557
Lanxess AG	12,300	991,931
Praxair, Inc.	35,106	3,638,386
STR Holdings, Inc.* (a)	12,623	173,692
The Mosaic Co.	44,030	3,113,802

		17,395,770
Containers & Packaging 0.3%
Sonoco Products Co.	117,000	3,749,850
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.	120,099	6,360,443
Newcrest Mining Ltd.	25,426	1,103,202
Northam Platinum Ltd.	31,123	171,829
Randgold Resources Ltd. (ADR)	3,559	323,193
Thompson Creek Metals Co., Inc.*	21,217	191,801
Walter Energy, Inc.	15,437	1,892,113

		10,042,581
Paper & Forest Products 0.0%
Schweitzer-Mauduit International, Inc.	6,907	387,552
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	143,463	4,197,727
CenturyLink, Inc.	145,370	5,394,681
Inmarsat PLC	56,000	496,035
TeliaSonera AB	444,200	3,389,324

		13,477,767
Wireless Telecommunication Services 0.7%
American Tower Corp. "A"*	53,971	2,835,097
Softbank Corp.	27,900	1,088,818
Vodafone Group PLC (ADR)	132,734	3,729,825

		7,653,740
Utilities 2.7%
Electric Utilities 2.1%
American Electric Power Co., Inc.	83,983	3,095,613
Duke Energy Corp.	146,844	2,731,298
Entergy Corp.	51,043	3,409,672
Exelon Corp.	99,235	4,373,286
FirstEnergy Corp.	116,709	5,211,057
Kyushu Electric Power Co., Inc.	31,100	491,619
Red Electrica Corporacion SA	17,700	963,735
Southern Co.	75,031	2,966,726
Tokyo Electric Power Co., Inc.	108,000	594,752

		23,837,758
Gas Utilities 0.2%
Snam Rete Gas SpA	302,000	1,743,590
Multi-Utilities 0.4%
Centrica PLC	107,000	535,809
PG&E Corp.	99,318	4,114,745

		4,650,554

Total Common Stocks (Cost $500,916,019)		604,555,953
Preferred Stocks 0.1%
Consumer Discretionary
Porsche Automobil Holding SE	15,800	1,213,809
Volkswagen AG	746	149,065

Total Preferred Stocks (Cost $1,272,979)		1,362,874
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	207	35
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	12,800	6,241
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	506	7,283

Total Warrants (Cost $90,209)		13,559

		Principal Amount ($) (b)	Value ($)
Corporate Bonds 7.9%
Consumer Discretionary 1.1%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		135,000	135,337
8.75%, 6/1/2019		120,000	127,500
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		105,000	104,737
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		65,000	67,031
Caesar's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		100,000	89,500
Carrols Corp., 9.0%, 1/15/2013		45,000	45,168
CBS Corp., 5.9%, 10/15/2040		1,020,000	1,031,723
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		15,000	16,313
Series B, 9.25%, 12/15/2017		20,000	21,850
DineEquity, Inc., 9.5%, 10/30/2018		50,000	54,938
DIRECTV Holdings LLC:
6.0%, 8/15/2040		2,170,000	2,272,283
6.35%, 3/15/2040		196,000	213,654
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	138,612
7.125%, 2/1/2016		95,000	101,412
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		100,000	50
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	91,575
Home Depot, Inc.:
5.4%, 9/15/2040		475,000	473,793
5.875%, 12/16/2036		480,000	520,556
McDonald's Corp., Series I, 5.35%, 3/1/2018		120,000	139,808
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	51,688
MGM Resorts International:
10.375%, 5/15/2014		65,000	74,263
11.125%, 11/15/2017		85,000	97,963
NBCUniversal Media LLC:
144A, 5.15%, 4/30/2020		120,000	130,522
144A, 5.95%, 4/1/2041		900,000	945,642
News America, Inc., 6.65%, 11/15/2037		80,000	83,913
Penske Automotive Group, Inc., 7.75%, 12/15/2016		180,000	188,100
Sabre Holdings Corp., 8.35%, 3/15/2016		30,000	26,625
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		25,000	22,813
Staples, Inc., 9.75%, 1/15/2014		160,000	190,350
TCI Communications, Inc., 8.75%, 8/1/2015		638,000	790,939
Time Warner, Inc.:
5.875%, 11/15/2016		540,000	624,788
6.2%, 3/15/2040		675,000	722,602
7.625%, 4/15/2031		675,000	834,265
Travelport LLC, 4.879% **, 9/1/2014		70,000	60,200
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		235,000	252,625
Yum! Brands, Inc.:
3.875%, 11/1/2020		775,000	776,280
5.3%, 9/15/2019		225,000	249,650

			11,769,068
Consumer Staples 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		1,750,000	2,280,397
CVS Caremark Corp.:
5.75%, 6/1/2017		80,000	92,661
5.75%, 5/15/2041		480,000	499,814
Kraft Foods, Inc., 5.375%, 2/10/2020		2,810,000	3,170,279
Kroger Co.:
5.4%, 7/15/2040		410,000	418,042
7.5%, 1/15/2014		80,000	91,608
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		344,750	342,595
PepsiCo, Inc., 4.5%, 1/15/2020		160,000	175,502
Procter & Gamble Co., 4.95%, 8/15/2014		160,000	179,889
Reynolds American, Inc., 7.25%, 6/15/2037		120,000	133,339
Safeway, Inc., 6.25%, 3/15/2014		120,000	133,722
Smithfield Foods, Inc., 7.75%, 7/1/2017		150,000	158,625
SUPERVALU, Inc., 8.0%, 5/1/2016		35,000	36,313

			7,712,786
Energy 1.0%
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		25,000	26,750
Bristow Group, Inc., 7.5%, 9/15/2017		95,000	99,512
Canadian Natural Resources Ltd., 5.7%, 5/15/2017		120,000	140,074
Chesapeake Energy Corp., 6.875%, 11/15/2020		15,000	16,275
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,131,564
El Paso Corp., 7.25%, 6/1/2018		90,000	104,386
Encana Corp., 6.3%, 11/1/2011		120,000	121,708
Enterprise Products Operating LLC:
Series G, 5.6%, 10/15/2014		120,000	133,808
6.125%, 10/15/2039		860,000	918,838
Halliburton Co., 7.45%, 9/15/2039		200,000	265,468
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		300,000	328,607
7.3%, 8/15/2033		1,260,000	1,483,379
Occidental Petroleum Corp., Series 1, 4.1%, 2/1/2021		270,000	285,159
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	941,498
Petro-Canada, 4.0%, 7/15/2013		160,000	168,119
Petrohawk Energy Corp., 7.875%, 6/1/2015		50,000	54,125
Plains All American Pipeline LP, 8.75%, 5/1/2019		1,000,000	1,290,150
Regency Energy Partners LP, 9.375%, 6/1/2016		125,000	139,844
Stone Energy Corp., 6.75%, 12/15/2014		95,000	94,288
Sunoco Logistics Partners Operations LP, 6.1%, 2/15/2042		584,000	599,834
Valero Energy Corp., 9.375%, 3/15/2019		80,000	104,890
Weatherford International Ltd., 5.125%, 9/15/2020 (a)		1,300,000	1,395,030
Williams Partners LP:
4.125%, 11/15/2020		960,000	959,364
5.25%, 3/15/2020		120,000	131,175

			10,933,845
Financials 3.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		25,000	22,625
American Express Co.:
7.0%, 3/19/2018		160,000	192,096
8.15%, 3/19/2038		180,000	251,846
American International Group, Inc., 5.05%, 10/1/2015		200,000	211,435
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		111,800	67,360
Asian Development Bank:
2.625%, 2/9/2015		200,000	210,734
5.82%, 6/16/2028		160,000	184,419
Bank of America Corp., Series L, 7.625%, 6/1/2019		1,550,000	1,826,909
Bank of New York Mellon Corp., Series G, 4.5%, 4/1/2013		120,000	127,385
Barclays Bank PLC, 5.14%, 10/14/2020		200,000	191,046
Bear Stearns Companies LLC, 7.25%, 2/1/2018		120,000	144,371
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040		120,000	129,611
BHP Billiton Finance USA Ltd., 5.25%, 12/15/2015		120,000	137,973
Boston Properties LP, (REIT), 4.125%, 5/15/2021		90,000	88,868
BP Capital Markets PLC, 3.2%, 3/11/2016		200,000	209,715
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		360,000	382,244
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		105,000	113,400
Capital One Financial Corp.:
4.75%, 7/15/2021		1,000,000	1,010,820
5.5%, 6/1/2015		120,000	133,449
Caterpillar Financial Services Corp.:
2.05%, 8/1/2016		863,000	867,989
7.15%, 2/15/2019		120,000	151,386
CIT Group, Inc.:
7.0%, 5/1/2015		645	647
144A, 7.0%, 5/4/2015		244,000	244,610
Citigroup, Inc.:
5.125%, 5/5/2014		200,000	214,551
5.375%, 8/9/2020		1,750,000	1,868,736
6.0%, 10/31/2033		120,000	116,730
CNA Financial Corp., 5.75%, 8/15/2021		1,346,000	1,433,276
Council of Europe Development Bank, 2.75%, 2/10/2015		160,000	168,875
Credit Suisse (USA), Inc., 4.875%, 1/15/2015		160,000	174,544
Deutsche Telekom International Finance BV, 6.75%, 8/20/2018		200,000	240,931
Diageo Capital PLC, 5.75%, 10/23/2017		120,000	140,919
Duke Realty LP, (REIT), 7.375%, 2/15/2015		80,000	91,974
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	65,700
Fifth Third Bancorp., 5.45%, 1/15/2017		1,573,000	1,703,029
General Electric Capital Corp.:
4.8%, 5/1/2013		160,000	170,158
5.3%, 2/11/2021		700,000	746,159
Series A, 5.625%, 5/1/2018		160,000	178,600
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018		120,000	140,561
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		710,000	699,268
Inter-American Development Bank, 3.875%, 9/17/2019		120,000	131,302
Jefferies Group, Inc., 3.875%, 11/9/2015		200,000	205,192
John Deere Capital Corp., Series D, 4.5%, 4/3/2013		120,000	127,492
JPMorgan Chase & Co.:
2.6%, 1/15/2016		2,500,000	2,485,617
6.0%, 1/15/2018		120,000	136,052
KeyCorp, 5.1%, 3/24/2021		950,000	993,910
Lincoln National Corp., 8.75%, 7/1/2019		910,000	1,180,994
Merrill Lynch & Co., Inc.:
6.22%, 9/15/2026		200,000	201,290
6.875%, 11/15/2018		120,000	133,869
MetLife, Inc.:
5.7%, 6/15/2035		120,000	125,333
6.75%, 6/1/2016		405,000	480,613
7.717%, 2/15/2019		750,000	931,258
Morgan Stanley:
5.45%, 1/9/2017 (a)		120,000	128,976
5.75%, 1/25/2021		975,000	1,026,418
6.0%, 5/13/2014		120,000	130,793
7.3%, 5/13/2019		450,000	517,441
National Money Mart Co., 10.375%, 12/15/2016		115,000	126,787
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/2014		120,000	131,005
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		538,000	554,924
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		10,000	9,675
NextEra Energy Capital Holding, Inc., 4.5%, 6/1/2021		300,000	306,374
Nordic Investment Bank, 5.0%, 2/1/2017		160,000	185,895
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		150,000	158,062
9.25%, 4/1/2015		105,000	108,937
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,557,686
PNC Funding Corp., 6.7%, 6/10/2019		120,000	143,402
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		470,000	518,660
6.2%, 1/15/2015		390,000	439,496
7.375%, 6/15/2019		115,000	139,383
Reynolds Group Issuer, Inc., 144A, 7.125%, 4/15/2019		125,000	121,562
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019		80,000	109,009
Santander US Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		1,500,000	1,468,558
Shell International Finance BV, 4.375%, 3/25/2020		120,000	130,071
Simon Property Group LP, (REIT), 4.375%, 3/1/2021		200,000	203,473
SunTrust Banks, Inc., 3.6%, 4/15/2016		369,000	378,655
Telecom Italia Capital SA, 5.25%, 11/15/2013		160,000	162,725
The Goldman Sachs Group, Inc.:
5.95%, 1/18/2018		120,000	130,897
6.15%, 4/1/2018		1,500,000	1,652,490
6.25%, 2/1/2041		55,000	55,318
Tropicana Entertainment LLC, 9.625%, 12/15/2014 *		235,000	118
Vale Overseas Ltd., 6.875%, 11/21/2036		120,000	138,453
Wells Fargo & Co.:
4.6%, 4/1/2021		1,170,000	1,217,831
5.625%, 12/11/2017		200,000	227,216

			34,368,161
Health Care 0.6%
Abbott Laboratories, 5.875%, 5/15/2016		120,000	142,082
Aetna, Inc., 6.5%, 9/15/2018		80,000	95,428
Amgen, Inc., 5.65%, 6/15/2042		357,000	380,005
AstraZeneca PLC, 5.4%, 9/15/2012		120,000	126,589
Community Health Systems, Inc., 8.875%, 7/15/2015		35,000	36,181
Express Scripts, Inc.:
6.25%, 6/15/2014		930,000	1,045,099
7.25%, 6/15/2019		960,000	1,159,154
HCA, Inc., 8.5%, 4/15/2019		150,000	165,375
McKesson Corp., 4.75%, 3/1/2021		725,000	788,158
Merck & Co., Inc., 4.0%, 6/30/2015		120,000	131,498
Quest Diagnostics, Inc.:
4.7%, 4/1/2021		950,000	1,006,477
6.4%, 7/1/2017		750,000	886,358
WellPoint, Inc., 5.25%, 1/15/2016		120,000	136,043
Wyeth, 5.95%, 4/1/2037		120,000	137,569

			6,236,016
Industrials 0.3%
Actuant Corp., 6.875%, 6/15/2017		60,000	61,200
ARAMARK Corp., 8.5%, 2/1/2015		30,000	31,200
BE Aerospace, Inc., 8.5%, 7/1/2018		160,000	176,600
Belden, Inc., 7.0%, 3/15/2017		75,000	76,875
Burlington Northern Santa Fe LLC, 5.75%, 3/15/2018		120,000	138,630
Cenveo Corp., 144A, 10.5%, 8/15/2016		25,000	24,625
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		199,141	129,442
CSX Corp.:
6.15%, 5/1/2037		650,000	730,327
6.25%, 3/15/2018		710,000	837,578
Northrop Grumman Corp., 5.05%, 11/15/2040		200,000	198,563
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	48,773
President & Fellows of Harvard College, 144A, 6.5%, 1/15/2039		200,000	249,420
Republic Services, Inc., 5.7%, 5/15/2041		555,000	575,517
United Parcel Service, Inc., 4.875%, 11/15/2040		200,000	200,234
United Rentals North America, Inc., 10.875%, 6/15/2016		130,000	149,012

			3,627,996
Information Technology 0.3%
Applied Materials, Inc., 5.85%, 6/15/2041		1,000,000	1,074,520
eBay, Inc., 1.625%, 10/15/2015		2,000,000	1,994,896
Hewlett-Packard Co., 5.5%, 3/1/2018		120,000	137,916
International Business Machines Corp., 4.75%, 11/29/2012		160,000	169,159
MasTec, Inc., 7.625%, 2/1/2017		105,000	106,969
Oracle Corp., 144A, 5.375%, 7/15/2040		200,000	212,453
Vangent, Inc., 9.625%, 2/15/2015		80,000	81,200

			3,777,113
Materials 0.3%
Appleton Papers, Inc., 11.25%, 12/15/2015		45,000	46,294
Clondalkin Acquisition BV, 144A, 2.247% **, 12/15/2013		90,000	85,500
Crown Americas LLC, 7.625%, 5/15/2017		30,000	32,475
Domtar Corp., 10.75%, 6/1/2017		70,000	90,300
Dow Chemical Co.:
4.25%, 11/15/2020		680,000	696,595
5.7%, 5/15/2018		80,000	90,526
E.I. du Pont de Nemours & Co., 5.25%, 12/15/2016		120,000	138,310
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		622,934	573,099
10.0%, 3/31/2015		613,760	607,622
Graphic Packaging International, Inc., 9.5%, 6/15/2017		85,000	94,138
NewMarket Corp., 7.125%, 12/15/2016		195,000	202,922
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		160,000	174,800
PPG Industries, Inc., 1.9%, 1/15/2016		200,000	197,980
Radnor Holdings Corp., 11.0%, 3/15/2010 *		120,000	12
Silgan Holdings, Inc., 7.25%, 8/15/2016		80,000	85,400
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	99,750
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) *		145,533	69,856

			3,285,579
Telecommunication Services 0.2%
American Tower Corp., 7.25%, 5/15/2019		650,000	773,133
AT&T, Inc.:
4.95%, 1/15/2013		120,000	127,014
5.5%, 2/1/2018		120,000	137,637
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		100,000	101,500
8.375%, 10/15/2020		80,000	80,800
Cricket Communications, Inc., 10.0%, 7/15/2015		155,000	167,400
ERC Ireland Preferred Equity Ltd., 144A, 8.42% **, 2/15/2017 (PIK)	EUR	279,094	2,005
Verizon Communications, Inc., 4.6%, 4/1/2021		448,000	481,499
Verizon Global Funding Corp., 7.75%, 12/1/2030		80,000	104,478
Vodafone Group PLC, 6.15%, 2/27/2037		120,000	136,628
West Corp., 144A, 8.625%, 10/1/2018		10,000	10,375
Windstream Corp.:
7.0%, 3/15/2019		90,000	91,575
7.875%, 11/1/2017		90,000	96,187

			2,310,231
Utilities 0.3%
AES Corp.:
8.0%, 10/15/2017		110,000	118,800
8.0%, 6/1/2020		95,000	102,600
DTE Energy Co., 7.625%, 5/15/2014		305,000	355,274
Duke Energy Carolinas LLC, 5.3%, 2/15/2040		200,000	214,569
Edison Mission Energy, 7.0%, 5/15/2017		175,000	133,000
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		838,000	916,655
Korea Gas Corp., 144A, 4.25%, 11/2/2020		190,000	187,091
Oncor Electric Delivery Co., LLC, 5.25%, 9/30/2040		200,000	202,472
San Diego Gas & Electric Co., 6.0%, 6/1/2026		200,000	233,304
SCANA Corp., 4.75%, 5/15/2021		200,000	207,064
Sempra Energy, 6.5%, 6/1/2016		625,000	741,507

			3,412,336

Total Corporate Bonds (Cost $82,649,884)			87,433,131
Asset-Backed 0.8%
Automobile Receivables 0.2%
Carmax Auto Owner Trust, "A4", Series 2009-2, 2.82%, 12/15/2014		100,000	103,376
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		1,517,000	1,547,720

			1,651,096
Credit Card Receivables 0.2%
Citibank Credit Card Issuance Trust, "A5", Series 2005-A5, 4.55%, 6/20/2017		240,000	268,261
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.937% **, 8/15/2018		2,020,000	2,125,811

			2,394,072
Student Loans 0.4%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.267% **, 11/27/2018		2,037,320	2,009,688
"A4", Series 2006-1, 0.349% **, 11/23/2022		2,500,000	2,442,495

			4,452,183

Total Asset-Backed (Cost $8,489,511)			8,497,351
Mortgage-Backed Securities Pass-Throughs 6.6%
Federal Home Loan Mortgage Corp.:
3.5%, 4/1/2025 (c)		1,000,000	1,028,320
4.0%, with various maturities from 8/1/2039 until 10/1/2039 (c)		6,029,166	6,151,384
4.5%, with various maturities from 7/1/2020 until 3/1/2039 (c)		2,000,000	2,104,531
5.0%, 11/1/2036 (c)		3,000,000	3,198,047
6.0%, 11/1/2021 428,561 477,055
Federal National Mortgage Association:
2.888% **, 8/1/2037		551,310	579,033
3.5%, 8/1/2025 (c)		5,500,000	5,654,258
4.0%, with various maturities from 3/1/2024 until 10/1/2039 (c)		7,903,099	8,121,968
4.5%, with various maturities from 3/1/2039 until 5/1/2041 (c)		10,477,414	10,941,800
5.0%, with various maturities from 8/1/2036 until 12/1/2040 (c)		16,270,422	17,393,730
5.5%, 3/1/2035 (c)		3,000,000	3,250,781
6.0%, with various maturities from 2/1/2037 until 8/1/2037		5,576,325	6,159,407
6.5%, with various maturities from 4/1/2017 until 6/1/2017		390,312	430,458
8.0%, 9/1/2015		233,492	253,136
Government National Mortgage Association:
4.5%, 7/1/2039 (c)		3,375,000	3,597,012
5.0%, 4/1/2038 (c)		3,000,000	3,269,531
5.5%, 12/15/2039		1,011,034	1,121,656
6.5%, 8/20/2034		210,040	236,238

Total Mortgage-Backed Securities Pass-Throughs (Cost $73,023,201)			73,968,345
Commercial Mortgage-Backed Securities 0.7%
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-2, 5.822% **, 4/10/2049		1,500,000	1,610,717
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041		600,000	641,831
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG11, 5.736%, 12/10/2049		1,000,000	1,074,335
LB-UBS Commercial Mortgage Trust:
"A4", Series 2006-C1, 5.156%, 2/15/2031		2,570,000	2,798,879
"A4", Series 2007-C6, 5.858%, 7/15/2040		1,100,000	1,197,174

Total Commercial Mortgage-Backed Securities (Cost $7,158,848)			7,322,936
Collateralized Mortgage Obligations 0.2%
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		6,204,564	229,439
"PI", Series 2010-84, Interest Only, 4.5%, 2/20/2033		13,375,502	1,137,394
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		5,648,276	1,170,510

Total Collateralized Mortgage Obligations (Cost $2,680,895)			2,537,343
Government & Agency Obligations 11.9%
Other Government Related (d) 0.1%
European Investment Bank, 1.5%, 5/15/2014		300,000	305,600
Kreditanstalt fuer Wiederaufbau, 3.5%, 5/16/2013		120,000	126,211
Private Export Funding Corp.:
2.25%, 12/15/2017		110,000	110,000
4.95%, 11/15/2015		400,000	457,511
Svensk Exportkredit AB, 3.25%, 9/16/2014		160,000	170,265

			1,169,587
Sovereign Bonds 3.0%
Export Development Canada, 1.25%, 10/27/2015		230,000	229,840
Federal Republic of Germany-Inflation Linked Note, 2.25%, 4/15/2013	EUR	823,593	1,224,426
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	1,055,560	1,782,228
Government of France-Inflation Linked Bonds:
1.0%, 7/25/2017	EUR	968,810	1,433,983
2.25%, 7/25/2020	EUR	2,463,993	3,962,185
3.15%, 7/25/2032	EUR	1,902,128	3,635,111
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016	JPY	158,523,000	2,110,620
Government of Sweden-Inflation Linked Bond, Series 3105, 3.5%, 12/1/2015	SEK	9,500,000	2,065,148
Province of Ontario, Canada:
2.3%, 5/10/2016		200,000	204,475
3.5%, 7/15/2013		120,000	126,606
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	374,373	490,436
Republic of Peru, 6.55%, 3/14/2037		120,000	139,920
Republic of Poland, 6.375%, 7/15/2019		545,000	621,300
State of Qatar, 144A, 6.4%, 1/20/2040		350,000	399,875
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	2,157,050	4,062,590
1.875%, 11/22/2022	GBP	2,001,160	3,935,527
2.0%, 1/26/2035	GBP	737,000	2,152,749
2.5%, 8/16/2013	GBP	320,000	1,507,824
2.5%, 7/26/2016	GBP	423,000	2,342,856
United Mexican States:
5.625%, 1/15/2017		300,000	342,750
5.875%, 2/17/2014		300,000	332,850

			33,103,299
US Government Sponsored Agencies 0.2%
Federal Home Loan Bank:
5.0%, 11/17/2017		120,000	139,440
5.375%, 5/18/2016		120,000	141,323
Federal Home Loan Mortgage Corp.:
0.375%, 11/30/2012		200,000	199,985
1.375%, 2/25/2014		640,000	651,236
4.75%, 1/19/2016		200,000	228,320
4.875%, 6/13/2018		200,000	231,469
5.125%, 7/15/2012		120,000	125,573
5.125%, 11/17/2017		200,000	233,900
5.25%, 4/18/2016		240,000	280,042
6.25%, 7/15/2032		120,000	151,530
Federal National Mortgage Association:
1.5%, 6/26/2013		200,000	203,966
6.625%, 11/15/2030		160,000	208,296
Tennessee Valley Authority, 5.5%, 6/15/2038		120,000	136,270

			2,931,350
US Treasury Obligations 8.6%
US Treasury Bill, 0.135% ***, 9/15/2011 (e)		606,000	605,934
US Treasury Bonds:
4.25%, 11/15/2040		1,200,000	1,223,437
4.75%, 2/15/2037		4,000,000	4,456,248
5.375%, 2/15/2031		5,500,000	6,710,000
6.125%, 8/15/2029		800,000	1,056,125
7.125%, 2/15/2023		10,500,000	14,642,575
US Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		2,006,976	2,361,647
2.375%, 1/15/2025		3,056,405	3,708,997
3.625%, 4/15/2028		984,793	1,376,634
3.875%, 4/15/2029		858,956	1,252,265
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		696,924	779,792
2.375%, 1/15/2017		2,856,842	3,327,552
2.5%, 7/15/2016		1,896,247	2,211,498
3.0%, 7/15/2012		565,452	587,231

US Treasury Notes:
1.0%, 3/31/2012		3,600,000	3,617,856
0.625%, 12/31/2012		4,000,000	4,017,656
1.0%, 1/15/2014		2,405,000	2,439,009
1.75%, 1/31/2014		21,500,000	22,200,427
2.125%, 5/31/2015		4,800,000	5,028,384
2.25%, 1/31/2015		4,700,000	4,945,284
2.625%, 11/15/2020		1,600,000	1,586,875
3.125%, 1/31/2017		500,000	541,406
3.125%, 5/15/2019		2,300,000	2,436,742
4.5%, 11/15/2015		4,000,000	4,580,312

			95,693,886

Total Government & Agency Obligations (Cost $122,831,558)			132,898,122
Loan Participations and Assignments 0.0%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		233,333	0
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.187%, 3/26/2014		47,529	39,140
Letter of Credit, 2.246%, 3/26/2014		2,939	2,421

Total Loan Participations and Assignments (Cost $282,709)			41,561
Municipal Bonds and Notes 0.4%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		475,000	474,606
California, State Build America Bonds, 7.55%, 4/1/2039 (f)		200,000	249,216
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (f)		700,000	729,561
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (f)		2,000,000	2,017,720
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (f)		600,000	651,876
New Jersey, Economic Development Authority, State Pension Funding Revenue, Series A, 7.425%, 2/15/2029, INS: NATL (f)		250,000	290,797

Total Municipal Bonds and Notes (Cost $4,272,663)			4,413,776
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (g)		889,000	924,062
JPMorgan Chase Capital XX, Series T, 6.55%, 9/29/2036		80,000	81,210
Wachovia Capital Trust III, 5.57% **, 9/12/2011 (g)		200,000	186,500

			1,191,772
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	118,793

Total Preferred Securities (Cost $1,284,374)			1,310,565
		Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $6,000)		6	6,000

	Shares	Value ($)
Exchange-Traded Funds 8.1%
iShares JPMorgan USD Emerging Markets Bond Fund	153,109	16,998,161
iShares Russell 2000 Value Index Fund	316,618	22,394,391
SPDR Barclays Capital International Treasury Bond Fund	269,709	16,899,966
Vanguard MSCI Emerging Markets Fund	701,139	33,907,082

Total Exchange-Traded Funds (Cost $66,918,385)		90,199,600
Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 0.13% (h) (i) (Cost $16,727,000)	16,727,000	16,727,000
Cash Equivalents 10.9%
Central Cash Management Fund, 0.12% (h) (Cost $121,096,931)	121,096,931	121,096,931

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,009,701,166) †	103.5	1,152,385,047
Other Assets and Liabilities, Net (a)	(3.5)	(38,858,132)

Net Assets	100.0	1,113,526,915

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	233,333	USD	233,333	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	100,000	USD	100,000	50
Radnor Holdings Corp.*	11.0%	3/15/2010	120,000	USD	79,038	12
Tropicana Entertainment LLC*	9.625%	12/15/2014	235,000	USD	172,931	118
Wolverine Tube, Inc.*	15.0%	3/31/2012	145,533	USD	145,533	69,856
					730,835	70,036

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,022,686,579.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $129,698,468.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $157,059,171 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,360,703.

(a)
All or a portion of these securities were on loan amounting to $16,100,611. In addition, included in other assets and liabilities, net are pending sales, amounting to $67,729 that are also on loan. The value of all securities loaned at July 31, 2011 amounted to $16,168,340 which is 1.5% of net assets.

(b)	Principal amount stated in US dollars unless otherwise noted.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Japanese Government Bond	JPY	9/8/2011	6	11,053,842	67,026
Federal Republic of Germany Euro-Bund	EUR	9/8/2011	378	70,804,764	2,542,878
S&P 500 E-Mini Index	USD	9/16/2011	70	4,509,400	13,475
United Kingdom Long Gilt Bond	GBP	9/28/2011	488	100,200,618	3,654,054
Total unrealized appreciation					6,277,433

At July 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Australian Treasury Bond	AUD	9/15/2011	16	1,923,006	(62,288)
10 Year Canadian Government Bond	CAD	9/21/2011	397	52,985,965	(1,337,945)
10 Year US Treasury Note	USD	9/21/2011	592	74,407,000	(2,121,354)
2 Year US Treasury Note	USD	9/30/2011	237	52,121,485	(123,400)
30 Year US Treasury Bond	USD	9/21/2011	35	4,484,375	(76,875)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2011	904	140,852,397	(1,382,581)
Total unrealized depreciation					(5,104,443)

At July 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	3,223,579	EUR	2,270,000	8/23/2011	36,511	UBS AG
USD	573,668	NZD	680,000	8/23/2011	23,034	UBS AG
USD	13,427,438	NOK	74,140,000	8/23/2011	322,687	UBS AG
USD	11,382,704	SEK	73,670,000	8/23/2011	312,309	UBS AG
USD	11,048,125	GBP	6,850,000	8/23/2011	193,085	UBS AG
Total unrealized appreciation					887,626

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CAD	5,050,000	USD	5,282,537	8/23/2011	(175)	UBS AG
JPY	619,650,000	USD	7,845,111	8/23/2011	(206,426)	UBS AG
AUD	13,000,000	USD	13,926,640	8/23/2011	(308,376)	UBS AG
CHF	22,230,000	USD	27,267,709	8/23/2011	(988,562)	UBS AG
Total unrealized depreciation					(1,503,539)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(j)
Consumer Discretionary	$47,199,614	$9,476,885	$6,301	$56,682,800
Consumer Staples	49,165,428	9,183,866	—	58,349,294
Energy	66,878,490	10,188,342	—	77,066,832
Financials	39,541,024	32,167,932	—	71,708,956
Health Care	61,015,452	14,803,426	—	75,818,878
Industrials	50,353,735	24,901,398	0	75,255,133
Information Technology	89,772,952	18,331,096	—	108,104,048
Materials	29,308,791	2,266,962	7,283	31,583,036
Telecommunication Services	16,157,330	4,974,177	—	21,131,507
Utilities	25,902,397	4,329,505	—	30,231,902
Fixed Income Investments(j)
Corporate Bonds	—	86,122,956	1,310,175	87,433,131
Asset Backed	—	8,497,351	—	8,497,351
Mortgage-Backed Securities Pass- Throughs	—	73,968,345	—	73,968,345
Commercial Mortgage-Backed Securities	—	7,322,936	—	7,322,936
Collateralized Mortgage Obligation	—	2,537,343	—	2,537,343
Government & Agency Obligations	—	132,898,122	—	132,898,122
Loan Participations and Assignments	—	41,561	0	41,561
Municipal Bonds and Notes	—	4,413,776	—	4,413,776
Preferred Securities	—	1,310,565	—	1,310,565
Other Investments	—	—	6,000	6,000
Exchange-Traded Funds	90,199,600	—	—	90,199,600
Short-Term Investments(j)	137,823,931	—	—	137,823,931
Derivatives(k)	6,277,433	887,626	—	7,165,059
Total	$709,596,177	$448,624,170	$1,329,759	$1,159,550,106
Liabilities
Derivatives(k)	$(5,104,443)	$(1,503,539)	$—	$(6,607,982)
Total	$(5,104,443)	$(1,503,539)	$—	$(6,607,982)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Industrials	Materials	Corporate Bonds	Collateralized Mortgage Obligation	Loan Participations and Assignments	Other Investments	Total
Balance as of October 31, 2010	$ 152	$ —	$ 0	$ 1,268,287	$ 1,400,000	$ 0	$ 6,000	$ 2,674,439
Realized gain (loss)	—	—	—	(454,421)	1,832	—	—	(452,589)
Change in unrealized appreciation (depreciation)	2,972	0	7,283	497,779	—	0	0	508,034
Amortization premium/discount	—	—	—	9,208	—	—	—	9,208
Net Purchases (Sales)	3,177	0	—	(10,678)	(1,401,832)	—	—	(1,409,333)
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—	—	—
Balance as of July 31, 2011	$ 6,301	$ 0	$ 7,283	$ 1,310,175	$ —	$ 0	$ 6,000	$ 1,329,759
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2011	$ 2,972	$ 0	$ 7,283	$ 38,060	$ —	$ 0	$ 0	$ 48,315

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$13,475	$—
Foreign Exchange Contracts	$—	$(615,913)
Interest Rate Contracts	$1,159,515	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011